Other Investments (Schedule Of Gross Unrealized Losses On, And Related Fair Value Of Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	¥ 585	¥ 9,908
Less than 12 months, Gross Unrealized Holding Losses	10	1,131
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	388	625
Less than 12 months, Gross Unrealized Holding Losses	8	42
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Equity Securities Of Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	197	9,283
Less than 12 months, Gross Unrealized Holding Losses	2	1,089
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses